Description of Business and Segmented Disclosures (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2024	2023	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	5,456	5,645	225	285	371	402	6,052	6,332
Intersegment Sales	1,719	1,926	488	525	—	—	2,207	2,451
	7,175	7,571	713	810	371	402	8,259	8,783
Royalties	(889)	(1,082)	(15)	(27)	(25)	(26)	(929)	(1,135)
Revenues	6,286	6,489	698	783	346	376	7,330	7,648
Expenses
Purchased Product	629	462	459	438	—	—	1,088	900
Transportation and Blending	2,579	2,324	80	73	2	—	2,661	2,397
Operating	621	688	147	150	92	76	860	914
Realized (Gain) Loss on Risk Management	(10)	(6)	—	(4)	—	—	(10)	(10)
Operating Margin	2,467	3,021	12	126	252	300	2,731	3,447
Unrealized (Gain) Loss on Risk Management	(1)	47	2	7	—	—	1	54
Depreciation, Depletion and Amortization	784	785	109	104	134	130	1,027	1,019
Exploration Expense	2	—	—	—	42	2	44	2
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	(11)	(11)	(11)	(11)
Segment Income (Loss)	1,682	2,189	(99)	15	87	179	1,670	2,383

	Downstream
	Canadian Refining		U.S. Refining		Total
For the three months ended September 30,	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	1,482	1,544	7,644	7,836	9,126	9,380
Intersegment Sales	98	261	4	17	102	278
	1,580	1,805	7,648	7,853	9,228	9,658
Royalties	—	—	—	—	—	—
Revenues	1,580	1,805	7,648	7,853	9,228	9,658
Expenses
Purchased Product	1,353	1,480	7,284	6,467	8,637	7,947
Transportation and Blending	—	—	—	—	—	—
Operating	167	155	751	623	918	778
Realized (Gain) Loss on Risk Management	—	—	(4)	11	(4)	11
Operating Margin	60	170	(383)	752	(323)	922
Unrealized (Gain) Loss on Risk Management	—	—	5	(2)	5	(2)
Depreciation, Depletion and Amortization	49	50	115	109	164	159
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	11	120	(503)	645	(492)	765

	Corporate and Eliminations		Consolidated
For the three months ended September 30,	2024	2023	2024	2023
Gross Sales
External Sales	—	—	15,178	15,712
Intersegment Sales	(2,309)	(2,729)	—	—
	(2,309)	(2,729)	15,178	15,712
Royalties	—	—	(929)	(1,135)
Revenues	(2,309)	(2,729)	14,249	14,577
Expenses
Purchased Product	(2,169)	(2,227)	7,556	6,620
Transportation and Blending	(172)	(233)	2,489	2,164
Purchased Product, Transportation and Blending (1)	(2,341)	(2,460)	10,045	8,784
Operating	(42)	(139)	1,736	1,553
Realized (Gain) Loss on Risk Management	(13)	(1)	(27)	—
Unrealized (Gain) Loss on Risk Management	1	20	7	72
Depreciation, Depletion and Amortization	27	19	1,218	1,197
Exploration Expense	—	—	44	2
(Income) Loss From Equity-Accounted Affiliates	—	—	(11)	(11)
Segment Income (Loss)	59	(168)	1,237	2,980
General and Administrative	172	292	172	292
Finance Costs, Net (1)	118	73	118	73
Integration, Transaction and Other Costs	41	12	41	12
Foreign Exchange (Gain) Loss, Net	(73)	133	(73)	133
(Gain) Loss on Divestiture of Assets (1)	(17)	—	(17)	—
Re-measurement of Contingent Payments	—	67	—	67
Other (Income) Loss, Net	(28)	(22)	(28)	(22)
	213	555	213	555
Earnings (Loss) Before Income Tax			1,024	2,425
Income Tax Expense (Recovery)			204	561
Net Earnings (Loss)			820	1,864
(1)Revised presentation as of January 1, 2024. See Note 3.
ii) Results for the Nine Months Ended September 30

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2024	2023	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	16,525	15,654	866	1,160	1,199	1,103	18,590	17,917
Intersegment Sales	4,831	4,061	1,417	1,307	—	—	6,248	5,368
	21,356	19,715	2,283	2,467	1,199	1,103	24,838	23,285
Royalties	(2,400)	(2,218)	(61)	(85)	(74)	(65)	(2,535)	(2,368)
Revenues	18,956	17,497	2,222	2,382	1,125	1,038	22,303	20,917
Expenses
Purchased Product	1,321	1,231	1,353	1,258	—	—	2,674	2,489
Transportation and Blending	8,265	7,965	241	220	9	9	8,515	8,194
Operating	1,896	2,101	432	444	319	281	2,647	2,826
Realized (Gain) Loss on Risk Management	23	(7)	(7)	—	—	—	16	(7)
Operating Margin	7,451	6,207	203	460	797	748	8,451	7,415
Unrealized (Gain) Loss on Risk Management	(13)	44	10	(14)	—	—	(3)	30
Depreciation, Depletion and Amortization	2,330	2,230	330	286	421	349	3,081	2,865
Exploration Expense	6	4	—	—	50	6	56	10
(Income) Loss From Equity- Accounted Affiliates	(14)	6	1	—	(34)	(29)	(47)	(23)
Segment Income (Loss)	5,142	3,923	(138)	188	360	422	5,364	4,533

	Downstream
	Canadian Refining		U.S. Refining		Total
For the nine months ended September 30,	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	3,682	3,997	22,794	19,524	26,476	23,521
Intersegment Sales	365	679	7	22	372	701
	4,047	4,676	22,801	19,546	26,848	24,222
Royalties	—	—	—	—	—	—
Revenues	4,047	4,676	22,801	19,546	26,848	24,222
Expenses
Purchased Product	3,415	3,656	20,540	16,729	23,955	20,385
Transportation and Blending	—	—	—	—	—	—
Operating	759	471	2,045	1,904	2,804	2,375
Realized (Gain) Loss on Risk Management	—	—	5	6	5	6
Operating Margin	(127)	549	211	907	84	1,456
Unrealized (Gain) Loss on Risk Management	—	—	3	(13)	3	(13)
Depreciation, Depletion and Amortization	147	136	338	314	485	450
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	(274)	413	(130)	606	(404)	1,019

	Corporate and Eliminations		Consolidated
For the nine months ended September 30,	2024	2023	2024	2023
Gross Sales
External Sales	—	—	45,066	41,438
Intersegment Sales	(6,620)	(6,069)	—	—
	(6,620)	(6,069)	45,066	41,438
Royalties	—	—	(2,535)	(2,368)
Revenues	(6,620)	(6,069)	42,531	39,070
Expenses
Purchased Product	(5,756)	(4,717)	20,873	18,157
Transportation and Blending	(586)	(715)	7,929	7,479
Purchased Product, Transportation and Blending (1)	(6,342)	(5,432)	28,802	25,636
Operating	(237)	(412)	5,214	4,789
Realized (Gain) Loss on Risk Management	(10)	2	11	1
Unrealized (Gain) Loss on Risk Management	31	71	31	88
Depreciation, Depletion and Amortization	80	59	3,646	3,374
Exploration Expense	—	—	56	10
(Income) Loss From Equity-Accounted Affiliates	(1)	—	(48)	(23)
Segment Income (Loss)	(141)	(357)	4,819	5,195
General and Administrative	593	617	593	617
Finance Costs, Net (1)	394	393	394	393
Integration, Transaction and Other Costs	113	49	113	49
Foreign Exchange (Gain) Loss, Net	81	7	81	7
(Gain) Loss on Divestiture of Assets (1)	(121)	22	(121)	22
Re-measurement of Contingent Payments	30	83	30	83
Other (Income) Loss, Net	(158)	(42)	(158)	(42)
	932	1,129	932	1,129
Earnings (Loss) Before Income Tax			3,887	4,066
Income Tax Expense (Recovery)			891	700
Net Earnings (Loss)			2,996	3,366
(1)Revised presentation as of January 1, 2024. See Note 3.
Schedule of Revenues by Product

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2024	2023	2024	2023	2024	2023	2024	2023
Crude Oil	5,269	5,576	33	42	71	77	5,373	5,695
Natural Gas and Other	83	20	107	158	221	233	411	411
NGLs (1)	104	49	85	85	79	92	268	226
External Sales	5,456	5,645	225	285	371	402	6,052	6,332

	Downstream
	Canadian Refining		U.S. Refining		Total
For the three months ended September 30,	2024	2023	2024	2023	2024	2023
Synthetic Crude Oil	588	543	—	—	588	543
Distillates (2)	395	460	2,604	2,871	2,999	3,331
Gasoline	128	162	3,513	3,822	3,641	3,984
Asphalt	208	185	322	326	530	511
Other Products and Services	163	194	1,205	817	1,368	1,011
External Sales	1,482	1,544	7,644	7,836	9,126	9,380
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2024	2023	2024	2023	2024	2023	2024	2023
Crude Oil	15,963	15,210	157	185	263	231	16,383	15,626
Natural Gas and Other	263	200	453	777	686	652	1,402	1,629
NGLs (1)	299	244	256	198	250	220	805	662
External Sales	16,525	15,654	866	1,160	1,199	1,103	18,590	17,917

	Downstream
	Canadian Refining		U.S. Refining		Total
For the nine months ended September 30,	2024	2023	2024	2023	2024	2023
Synthetic Crude Oil	1,323	1,394	—	—	1,323	1,394
Distillates (2)	1,143	1,286	8,149	7,169	9,292	8,455
Gasoline	363	410	10,613	9,336	10,976	9,746
Asphalt	433	403	753	610	1,186	1,013
Other Products and Services	420	504	3,279	2,409	3,699	2,913
External Sales	3,682	3,997	22,794	19,524	26,476	23,521
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Canada	6,937	6,666	20,235	18,828
United States	7,036	7,611	21,433	19,425
China	276	300	863	817
Consolidated	14,249	14,577	42,531	39,070
(1)Revenues by country are classified based on where the operations are located.

	Non-Current Assets (1)
	September 30,	December 31,
As at	2024	2023
Canada	36,149	35,876
United States	5,447	5,230
China	1,278	1,608
Indonesia	305	344
Consolidated	43,179	43,058
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
As at	2024	2023	2024	2023	2024	2023
Oil Sands	449	729	24,461	24,443	822	849
Conventional	7	—	2,127	2,209	2	1
Offshore	7	9	3,118	2,798	96	102
Canadian Refining	—	—	2,484	2,469	40	28
U.S. Refining	—	—	5,128	5,014	306	268
Corporate and Eliminations	—	—	280	317	406	432
Consolidated	463	738	37,598	37,250	1,672	1,680

	Goodwill		Total Assets
	September 30,	December 31,	September 30,	December 31,
As at	2024	2023	2024	2023
Oil Sands	2,923	2,923	30,986	31,673
Conventional	—	—	2,444	2,429
Offshore	—	—	3,845	3,511
Canadian Refining	—	—	2,960	2,960
U.S. Refining	—	—	8,979	8,660
Corporate and Eliminations	—	—	5,466	4,682
Consolidated	2,923	2,923	54,680	53,915

Schedule of Capital Expenditures	E) Capital Expenditures (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Capital Investment
Oil Sands	681	590	1,941	1,764
Conventional	106	100	300	323
Offshore
Atlantic	341	191	765	474
Asia Pacific	14	3	44	4
Total Upstream	1,142	884	3,050	2,565

Canadian Refining	44	38	145	99
U.S. Refining	153	88	320	435
Total Downstream	197	126	465	534

Corporate and Eliminations	7	15	22	29
	1,346	1,025	3,537	3,128
Acquisitions
Oil Sands	1	32	7	35
Conventional	3	1	12	5
U.S. Refining	—	—	—	337
	4	33	19	377
Total Capital Expenditures	1,350	1,058	3,556	3,505
(1)Includes expenditures on PP&E, E&E assets and capitalized interest.